Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions

	Commissions,		Bonuses and
	promotions and		other employee	Professional
	other		benefits	services fees	Total

As of, January 01, 2019	Ps.	35,805	1,958	1,223	38,986

Increases		345,148	90,843	2,026	438,017
Payments		(348,174)	(79,445)	(2,695)	(430,314)

As of December 31, 2019	Ps.	32,779	13,356	554	46,689

Increases		1,272,651	51,253	16,947	1,340,851
Payments		(1,198,284)	(21,039)	(17,209)	(1,236,532)

As of January 03, 2021	Ps.	107,146	43,570	292	151,008

Increases		2,054,420	140,130	17,541	2,212,091
Payments		(2,048,135)	(182,439)	(17,333)	(2,247,907)

As of December 31, 2021	Ps.	113,431	1,261	500	115,192